S000095311 [Member] Expense Example - S000095311 [Member] - C000264030 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	$ 103